MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2024
Major Customers
MAJOR CUSTOMERS

24.	MAJOR CUSTOMERS

Revenues from the three largest customers of the Company for the year ended December 31, 2024, represent approximately $7,410,173 or 64% of the Company’s total revenues (December 31, 2023, represent approximately $2,533,945 or 29% of the Company’s total revenues, December 31, 2022, represent approximately $2,764,000 or 42% of the Company’s total revenues)